CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 143,419	$ 155,709	$ 111,783
Loss from discontinued operations, net of income taxes	28,880	21,818	56,447
Income from continuing operations	172,299	177,527	168,230
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	98,818	104,168	109,596
Impairment of goodwill and intangible assets	36,684	0	0
Impairment, Long-Lived Asset, Held-for-Use	5,480	2,217	397
Incremental charges on purchase accounting valuation of biological assets and inventory	0	0	41,145
Net gain on sale of assets	(2,648)	(54,108)	(11,784)
Gain (Loss) on Disposition of Stock in Subsidiary	(76,417)	0	0
Unrealized Gain (Loss) on Investments	(12,397)	2,004	7,167
Stock-based compensation expense	7,951	6,045	4,500
Equity method earnings	(8,308)	(15,191)	(6,726)
Amortization of debt discounts and debt issuance costs	7,746	6,390	6,213
Deferred tax benefit	(17,588)	(12,600)	(31,061)
Pension and other postretirement benefit plan expense	5,404	7,735	3,151
Dividends received from equity method investees	7,049	9,388	9,817
Other	(247)	47	(400)
Changes in operating assets and liabilities:
Receivables, net of allowances	(20,603)	58,794	55,150
Inventories	70,810	(20,688)	31,685
Prepaids, other current assets and other assets	(281)	(27,521)	(11,073)
Accounts payable, accrued liabilities and other liabilities	130,589	13,022	10,975
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	262,721	298,605	323,612
Investing Activities
Sales of assets	5,011	83,557	36,676
Capital expenditures	(82,435)	(78,041)	(85,564)
Proceeds from Sales of Business, Affiliate and Productive Assets	117,935
Proceeds from sale of business, net of transaction costs	(926)	(1,263)	(4,886)
Insurance proceeds	527	1,054	2,278
Purchases of investments	(262)	(1,153)	(458)
(Purchases) sales of unconsolidated affiliates	(1,769)	1,013	(3,029)
Other	(2,301)	57	912
Net Cash Provided by (Used in) Investing Activities, Continuing Operations, Total	35,780	5,224	(54,071)
Financing Activities
Proceeds from borrowings and overdrafts	1,517,106	1,407,970	1,293,280
Repayments on borrowings and overdrafts	(1,696,130)	(1,576,067)	(1,411,467)
Payment of debt issuance costs	0	(44)	(304)
Dividends paid to shareholders	(30,551)	(30,373)	(30,364)
Dividends paid to noncontrolling interests	(26,579)	(28,522)	(21,632)
Other noncontrolling interest activity, net	(124)	(1,300)	0
Payments of contingent consideration	1,567	1,662	2,909
Net cash used in financing activities - continuing operations	(237,845)	(229,998)	(173,396)
Effect of foreign currency exchange rate changes on cash	(15,241)	5,448	(20,712)
Net cash provided by (used in) operating activities - discontinued operations	22,592	(22,622)	(84,720)
Net cash used in investing activities - discontinued operations	(13,293)	(8,492)	(12,434)
Cash provided by (used in) discontinued operations, net	9,299	(31,114)	(97,154)
Increase (decrease) in cash and cash equivalents	54,714	48,165	(21,721)
Cash and cash equivalents at beginning of period, including discontinued operations	277,005	228,840	250,561
Cash and cash equivalents at end of period, including discontinued operations	331,719	277,005	228,840
Supplemental cash flow information:
Income tax payments, net of refunds	(77,967)	(63,969)	(50,469)
Interest payments on borrowings	(67,397)	(82,367)	(53,404)
Non-cash Investing and Financing Activities:
Accrued property, plant and equipment	$ (2,983)	$ (1,465)	$ (488)